UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2005

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                 4/15/05
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total: $220111.32
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None



Greystone Investment Management, LLC
Form 13F
31-Mar-05
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
                                                                                                             Voting
                                      Title of                  Value     Shares/ Sh/ Put/ Investment Other  Authority
Name of Issuer                        Class           Cusip     (x1000)   Prn Amt Prn Call Discretion Mgrs   Sole    Shared  None
-----------------------------------   -------------- ---------  --------  ------- --- ---- ---------- ------ ------- ------  ------
Altria Group Incorporated             Common Stock   02209S103  1010.34   15451            Sole              15451
American Express Company              Common Stock   025816109  5094.31   99169            Sole              99169
American International Group
Incorporated                          Common Stock   026874107  1164.39   21014            Sole              21014
Bank Of America Corporation           Common Stock   060505104  436.37    9895             Sole              9895
Bear Stearns Companies Incorporated   Common Stock   073902108  1783.91   17857            Sole              17857
Berkshire Hathaway Incorporated Del
Class                                 Common Stock   084670108  435       5                Sole              5
Berkshire Hathaway Incorporated Del
Class                                 Common Stock   084670207  11695.32  4095             Sole              4095
Boston Properties Incorporated Reit   REIT           101121101  486.96    8085             Sole              8085
Burlington Res Incorporated           Common Stock   122014103  6639.48   132604           Sole              132604
Canadian Oil Sands Tr New Unit
(CANADA)                              Foreign Equity 13642L100  12893.37  189575           Sole              189575
Cendant Corporation                   Common Stock   151313103  5038.89   245321           Sole              245321
Cincinnati Finl Corporation           Common Stock   172062101  616.51    14137            Sole              14137
Citigroup Incorporated                Common Stock   172967101  892.28    19855            Sole              19855
Coca Cola Company                     Common Stock   191216100  397.28    9534             Sole              9534
Comcast Corporation New Class A Spl   Common Stock   20030N200  11250.35  336434           Sole              336434
Diageo P L C Spon Adr New (UNITED
Kingdom)                              ADR            25243Q205  5086.4    89392            Sole              89392
Dodge & Cox International Stock
Fund N/L                              International
                                      Mutual Funds   256206103  507.77    16280            Sole              16280
Encana Corporation (CANADA)           Foreign Equity 292505104  980.81    13928            Sole              13928
Enerplus Res Fd Unit Tr G New
(CANADA)                              Foreign Equity 29274D604  533.02    14700            Sole              14700
Exxon Mobil Corporation               Common Stock   30231G102  1319.78   22144            Sole              22144
Federal Home Loan Mortgage Corp       Common Stock   313400301  13773.68  217938           Sole              217938
Federal National Mortgage
Association                           Common Stock   313586109  6502.36   119419           Sole              119419
Fifth Third Bancorp                   Common Stock   316773100  626.05    14566            Sole              14566
Gannett Incorporated                  Common Stock   364730101  880.4     11133            Sole              11133
General Elec Company                  Common Stock   369604103  1613.47   44744            Sole              44744
Hershey Foods Corporation             Common Stock   427866108  725.52    12000            Sole              12000
Home Depot Incorporated               Common Stock   437076102  3842.43   100482           Sole              100482
Iac Interactivecorp                   Common Stock   44919P102  4613.34   207155           Sole              207155
Johnson & Johnson                     Common Stock   478160104  387.38    5768             Sole              5768
Laboratory Corporation Amer
Hldgs Com New                         Common Stock   50540R409  7517.18   155958           Sole              155958
Legg Mason Incorporated               Common Stock   524901105  6062.73   77588            Sole              77588
Level 3 Communications
Incorporated                          Common Stock   52729N100  391.61    190100           Sole              190100
Liberty Media Corporation
New Com Ser A                         Common Stock   530718105  8375.77   807692           Sole              807692
Liberty Media International
Incorporated C                        Common Stock   530719103  4523.15   103410           Sole              103410
Longleaf Partners Inter-
National Fund N/L                     International
                                      Mutual Funds   543069405  7431.71   467109           Sole              467109
Lowes Companies Incorporated          Common Stock   548661107  419.61    7350             Sole              7350
Mack Cali Rlty Corporation Reit       REIT           554489104  313.39    7400             Sole              7400
Mbna Corporation                      Common Stock   55262L100  5830.35   237489           Sole              237489
Merck & Company Incorporated          Common Stock   589331107  684.72    21153            Sole              21153
Pembina Pipeline Income Fd Tr
Unit (CANADA)                         REIT           706329109  3375.11   309700           Sole              309700
Petrochina Company Limited
Sponsored Adr                         ADR            71646E100  4073.58   64435            Sole              64435
Pfizer Incorporated                   Common Stock   717081103  3705.65   141060           Sole              141060
Pioneer Nat Res Company               Common Stock   723787107  5806.63   135923           Sole              135923
Plum Creek Timber Company
Incorporated Rei                      REIT           729251108  4170.87   116831           Sole              116831
Procter & Gamble Company              Common Stock   742718109  1469      27717            Sole              27717
Royal Dutch Pete Company Ny
Reg Eur .56                           ADR            780257804  360.24    6000             Sole              6000
Schlumberger Limited (NETHERLANDS
Antilles                              Foreign Equity 806857108  422.88    6000             Sole              6000
Third Avenue International Value
Fund N/L                              International
                                      Mutual Funds   884116500  5956.46   308625           Sole              308625
Timberwest Fst Corporation
Unit Stapled (C                       Foreign Equity 887147205  2895.14   236899           Sole              236899
Time Warner Incorporated              Common Stock   887317105  2802.52   159688           Sole              159688
Tjx Companies Incorporated New        Common Stock   872540109  5882.63   238840           Sole              238840
Tribune Company                       Common Stock   896047107  602.04    15100            Sole              15100
Vanguard Health Care Fund
Admiral Shares N                      Equity Mutual
                                      Funds          921908885  5047.82   95621            Sole              95621
Vanguard Health Care Fund
Investor Class N                      Equity Mutual
                                      Funds          921908307  9335.48   74618            Sole              74618
Vanguard Index Tr Stk Mrk Vipers      Closed End
                                      Mutual Funds   922908769  281.75    2453             Sole              2453
Vanguard Total International
Stock Index F                         International
                                      Mutual Funds   921909602  155.97    12389            Sole              12389
Washington Fed Incorporated           Common Stock   938824109  2313.22   99038            Sole              99038
Wellpoint Incorporated                Common Stock   94973V107  8887.94   70905            Sole              70905
Wells Fargo & Company New             Common Stock   949746101  6422.7    107403           Sole              107403
Wyeth                                 Common Stock   983024100  798.89    18940            Sole              18940
Yankee Candle Incorporated            Common Stock   984757104  2567.41   80991            Sole              80991

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